Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended		1 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2014	May 31, 2014 Subsidiary	Jan. 31, 2014	Jun. 26, 2012 Vessel	Jun. 15, 2012 Vessel	Jun. 30, 2012 Vessel	Dec. 31, 2012 Vessel	Aug. 31, 2014
Related Party Transaction [Line Items]
Aggregate proceeds received		$ 154,000,000	$ 9,114,000
Equity contribution from Teekay Corporation	1,267,000	1,267,000
Reimbursement of Manager's crewing and manning costs		10,395,000	11,323,000
Working capital advanced to Pool Managers		42,502,000	27,991,000
Minimum threshold for payment of performance fee to Manager		$ 3.20
Percentage of performance fee payable on Gross Cash Available for Distribution		20.00%
Percentage of commercial services fee		1.25%
Pool receivable from affiliates		35,254,000	10,765,000
Payable To Manager [Member]
Related Party Transaction [Line Items]
Reimbursement of Manager's crewing and manning costs		5,900,000	5,800,000
Minimum [Member]
Related Party Transaction [Line Items]
Ownership percentage		9.29%
Fixed amount of management fee chargeable per vessel payable per day		275
Maximum [Member]
Related Party Transaction [Line Items]
Ownership percentage		50.00%
Fixed amount of management fee chargeable per vessel payable per day		350
Tanker Investments Ltd [Member]
Related Party Transaction [Line Items]
Investment in equity accounted investment				10,000,000		25,000,000
Number of subsidiaries sold					2
Pool Managers [Member]
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers		36,200,000	20,300,000
Teekay Corporation [Member] | Charters Out [Member]
Related Party Transaction [Line Items]
Number of vessels		2
Dropdown Predecessor [Member]
Related Party Transaction [Line Items]
Number of vessels							3	10	13	13
Aggregate purchase price									454,200,000
Working Capital [Member] | Tanker Investments Ltd [Member]
Related Party Transaction [Line Items]
Aggregate proceeds received					1,700,000
Vessels [Member] | Tanker Investments Ltd [Member]
Related Party Transaction [Line Items]
Aggregate proceeds received					154,000,000
Common Stock [Member] | Tanker Investments Ltd [Member]
Related Party Transaction [Line Items]
Common stock, shares purchased				900,000		2,500,000
Teekay Tanker Operations Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage											50.00%
Value of the assets acquired, including working capital											23,500,000
Teekay Tanker Operations Ltd [Member] | Working Capital [Member]
Related Party Transaction [Line Items]
Business acquisition assets											$ 6,500,000